Guarantor and Non-Guarantor Supplemental Financial Information - Cash Flows (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net cash (used in) provided by operating activities			$ (43,017)	$ (59,582)	$ (220,499)	$ (309,332)	$ (365,706)
Cash flows from investing activities:
Capital expenditures			(1,391)	(6,407)	(19,412)	(20,391)	(11,642)
Proceeds from sale of capital assets			(51)	149	127	776	3,123
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			(369)	(849)	(1,486)	(1,745)	(1,385)
Investment in subsidiary				0
Proceeds from the sale of intangible assets			0	53,693	53,693	0	0
Net cash (used in) provided by investing activities			(1,811)	46,586	32,922	(21,661)	(15,147)
Cash flows from financing activities:
Repayments of notes payable			(2,025)	0	(522,191)	(450,000)	(235,535)
Borrowings from revolving credit facility			40,000	57,000	201,000	196,895	57,000
Repayments on revolving credit facility			0	(40,000)	(261,000)	(136,895)	(77,000)
Proceeds from capital contribution	$ 30,600	$ 69,800	0	0	4,700	0	100,407
Repayments of capital lease obligations				(3,418)	(12,354)	(10,007)	(8,315)
Repayments of finance lease obligations			(2,136)
Return of capital			(118)	(966)	(3,129)	(1,151)	0
Net cash provided by financing activities			35,721	12,616	196,407	291,213	422,280
Effect of exchange rate changes on cash			25	(19)	71	132	(466)
Net decrease in cash and cash equivalents			(9,082)	(399)	8,901	(39,648)	40,961
Cash and cash equivalents:
Beginning of period			12,773	3,872	3,872	43,520	2,559
End of period			3,691	3,473	12,773	3,872	43,520
Reportable Legal Entities
Cash flows from financing activities:
Repayments of notes payable							0
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities			0	0
Cash flows from investing activities:
Capital expenditures			0	0	0	0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			46,605		202,863	324,071	508,621
Acquisition of intangible assets			0	0	0	0	0
Investment in subsidiary				15,484
Proceeds from the sale of intangible assets				0	0
Net cash (used in) provided by investing activities			46,605	15,484
Cash flows from financing activities:
Repayments of notes payable			0		0	0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			(46,369)	(17,416)	(209,121)	(326,373)	(100,407)
Repayments of capital lease obligations				0	0	0	0
Repayments of finance lease obligations			0
Return of capital			(236)	1,932
Net cash provided by financing activities			(46,605)	(15,484)
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			0	0	0	0	0
Cash and cash equivalents:
Beginning of period			0	0	0	0	0
End of period			0	0	0	0	0
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities			0	0
Cash flows from investing activities:
Capital expenditures			0	0	0	0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			(118)		(1,571)	1,151	(100,407)
Acquisition of intangible assets			0	0	0	0	0
Investment in subsidiary				966
Proceeds from the sale of intangible assets				0	0
Net cash (used in) provided by investing activities			(118)	966
Cash flows from financing activities:
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			0	0	4,700	0	100,407
Repayments of capital lease obligations				0	0	0	0
Repayments of finance lease obligations			0
Return of capital			118	(966)
Net cash provided by financing activities			118	(966)
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			0	0	0	0	0
Cash and cash equivalents:
Beginning of period			0	0	0	0	0
End of period			0	0	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities			(43,058)	(59,159)
Cash flows from investing activities:
Capital expenditures			(1,391)	(6,407)	(19,409)	(20,391)	(11,642)
Proceeds from sale of capital assets			(51)	149	127	776	3,080
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			(369)	(849)	(1,486)	(1,745)	(1,385)
Investment in subsidiary				0
Proceeds from the sale of intangible assets				53,693	53,693
Net cash (used in) provided by investing activities			(1,811)	46,586
Cash flows from financing activities:
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			46,369	17,416	204,421	326,373	0
Repayments of capital lease obligations				(3,305)	(12,011)	(9,667)	(8,295)
Repayments of finance lease obligations			(2,064)
Return of capital			(118)	(966)
Net cash provided by financing activities			44,187	13,145
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			(682)	572	1,254	(18,758)	20,127
Cash and cash equivalents:
Beginning of period			682	(572)	(572)	18,186	(1,941)
End of period			0	0	682	(572)	18,186
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities			41	(423)
Cash flows from investing activities:
Capital expenditures			0	0	(3)	0	0
Proceeds from sale of capital assets			0	0	0	0	43
Investment in subsidiary			0		0	0	0
Acquisition of intangible assets			0	0	0	0	0
Investment in subsidiary				0
Proceeds from the sale of intangible assets				0	0
Net cash (used in) provided by investing activities			0	0
Cash flows from financing activities:
Repayments of notes payable			0		0	0
Borrowings from revolving credit facility			0	0	0	0	0
Repayments on revolving credit facility				0	0	0	0
Proceeds from capital contribution			0	0	0	0	0
Repayments of capital lease obligations				(113)	(343)	(340)	(20)
Repayments of finance lease obligations			(72)
Return of capital			0	0
Net cash provided by financing activities			(72)	(113)
Effect of exchange rate changes on cash			25	(19)	71	132	(466)
Net decrease in cash and cash equivalents			(6)	(555)	178	129	(1,547)
Cash and cash equivalents:
Beginning of period			961	783	783	654	2,201
End of period			955	228	961	783	654
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities			0	0
Cash flows from investing activities:
Capital expenditures			0	0	0	0	0
Proceeds from sale of capital assets			0	0	0	0	0
Investment in subsidiary			(46,487)		(201,292)	(325,222)	(408,214)
Acquisition of intangible assets			0	0	0	0	0
Investment in subsidiary				(16,450)
Proceeds from the sale of intangible assets				0	0
Net cash (used in) provided by investing activities			(46,487)	(16,450)
Cash flows from financing activities:
Repayments of notes payable			(2,025)		(522,191)	(450,000)	(235,535)
Borrowings from revolving credit facility			40,000	57,000	201,000	196,895	57,000
Repayments on revolving credit facility				(40,000)	(261,000)	(136,895)	(77,000)
Proceeds from capital contribution			0	0	4,700	0	100,407
Repayments of capital lease obligations				0	0	0	0
Repayments of finance lease obligations			0
Return of capital			118	(966)
Net cash provided by financing activities			38,093	16,034
Effect of exchange rate changes on cash			0	0	0	0	0
Net decrease in cash and cash equivalents			(8,394)	(416)	7,469	(21,019)	22,381
Cash and cash equivalents:
Beginning of period			11,130	3,661	3,661	24,680	2,299
End of period			$ 2,736	$ 3,245	$ 11,130	$ 3,661	$ 24,680